SIGNIFICANT ACCOUNTING POLICIES (Accounting for stock-based compensation) (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Employee Stock Option [Member]
The fair value of each stock option award is estimated at the date of grant with the following weighted average assumptions:
Expected volatility	46.00%	47.40%
Risk-free interest rate	0.70%	1.90%
Expected life (years)	5 years 1 month 6 days	4 years 3 months 18 days
Stock options, expiration period	7 years
Employee Stock Option [Member] | Minimum [Member]
The fair value of each stock option award is estimated at the date of grant with the following weighted average assumptions:
Dividend yield	0.00%	0.00%
Vesting period	3 years
Employee Stock Option [Member] | Maximum [Member]
The fair value of each stock option award is estimated at the date of grant with the following weighted average assumptions:
Dividend yield	3.00%	3.00%
Vesting period	4 years
RSUs [Member]
The fair value of each stock option award is estimated at the date of grant with the following weighted average assumptions:
Vesting period	4 years